Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Pension	$ 1,513	$ 903	$ 2,100
Postemployment benefits other than pensions	1,514	1,435	1,678
Tax carryforwards	826	760	663
Warranty reserves	346	313	358
Stock based compensation	327	320	281
Inventory	123	112	195
Allowance for credit losses	198	184	170
Post sale discounts	175	146	141
Deferred compensation	132	126	110
Other-net	549	524	491
Deferred income tax assets, Total	5,703	4,823	6,187
Deferred income tax liabilities:
Capital and intangible assets	(2,625)	(2,815)	(2,759)
Bond discount	(233)	(240)	(249)
Translation	(252)	(133)	(173)
Undistributed profits of non-U.S. subsidiaries	(69)	(90)	(128)
Deferred income tax liabilities, Total	(3,179)	(3,278)	(3,309)
Valuation allowance for deferred tax assets	(741)	(745)	(586)
Deferred income taxes-net	$ 1,783	$ 800	$ 2,292